RENTAL INVENTORY, NET (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Depreciation on rental inventory	$ 18,704	$ 39,750